Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Lessee, Lease, Description [Line Items]
Leases

Note 10.  Leases

The Company leases clinics, office buildings, and certain equipment under noncancellable capital and operating lease agreements that expire at various dates through July 2028. See Note 15 for the lease commitment disclosure.

Monthly payments for these leases range from $1,000 to $36,130. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are variable amounts based on actual costs incurred during each applicable period. The following summarizes the Company’s capital leases:

	September 30,	December 31,
	2021	2020
Capital leases:
Machinery and equipment	$162,769	$162,769
Accumulated amortization	(62,395)	(37,980)
Property, plant, and equipment, net	100,374	124,789
Current installments of obligations under capital leases	32,344	31,191
Long-term portion of obligations under capital leases	72,028	97,044
Total capital lease obligations	$104,372	$128,235

Note 10. Leases

The Company leases clinics, office buildings, and certain equipment under noncancellable capital and operating lease agreements that expire at various dates through May 2027. See Note 2 for a summary of the Company’s policies relating to leases and Note 15 for the lease commitment disclosure.

Monthly payments for these leases range from $609 to $55,083. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are variable amounts based on actual costs incurred during each applicable period.

The following summarizes the Company’s capital leases:

	December 31,	December 31,
	2020	2019
Capital leases:
Machinery and equipment	$162,769	$63,151
Accumulated amortization	(37,980)	(2,105)
Property, plant, and equipment, net	124,789	61,046
Current installments of obligations under capital leases	31,191	11,277
Long-term portion of obligations under capital leases	97,044	50,059
Total capital lease obligations	$128,235	$61,336